Schedule of Investments (unaudited)
January 31, 2025
 Western Asset Global Corporate Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 126.7%
Communication Services — 14.3%
Diversified Telecommunication Services — 6.1%
Altice Financing SA, Senior Secured Notes	5.000%	1/15/28	460,000	$372,492 (a)
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	750,000	587,248 (a)(b)
Altice France SA, Senior Secured Notes	5.500%	10/15/29	210,000	167,269 (a)
EchoStar Corp., Senior Secured Notes	10.750%	11/30/29	2,598,650	2,803,203 (b)
Optics Bidco SpA, Senior Secured Notes	7.200%	7/18/36	200,000	204,052 (a)(b)
Optics Bidco SpA, Senior Secured Notes	7.721%	6/4/38	200,000	210,297 (a)(b)
Telecom Italia Capital SA, Senior Notes	6.000%	9/30/34	17,000	16,213
Telefonica Emisiones SA, Senior Notes	7.045%	6/20/36	600,000	660,048 (b)
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	500,000	416,110 (b)
Total Diversified Telecommunication Services				5,436,932
Entertainment — 1.8%
Banijay Entertainment SAS, Senior Secured Notes	8.125%	5/1/29	290,000	301,825 (a)(b)
Netflix Inc., Senior Notes	6.375%	5/15/29	110,000	116,807 (b)
Pinewood Finco PLC, Senior Secured Notes	6.000%	3/27/30	690,000 GBP	852,521 (a)(b)
Walt Disney Co., Senior Notes	2.650%	1/13/31	320,000	284,490 (b)
Warnermedia Holdings Inc., Senior Notes	3.638%	3/15/25	100,000	99,821 (b)
Total Entertainment				1,655,464
Media — 2.4%
AMC Networks Inc., Senior Secured Notes	10.250%	1/15/29	200,000	213,690 (a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	500,000	499,756 (b)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	260,000	247,567 (b)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.700%	4/1/51	300,000	188,114 (b)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.850%	4/1/61	200,000	120,925
Comcast Corp., Senior Notes	4.200%	8/15/34	930,000	853,048 (b)
Total Media				2,123,100
Wireless Telecommunication Services — 4.0%
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	450,000	463,170 (b)
CSC Holdings LLC, Senior Notes	11.250%	5/15/28	200,000	198,483 (a)
CSC Holdings LLC, Senior Notes	11.750%	1/31/29	350,000	348,499 (a)
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	520,000	393,052 (a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	740,000	558,563 (a)(b)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	90,000	107,587 (b)
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	860,000	783,549 (b)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.500%	7/15/31	480,000 GBP	512,686 (a)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	200,000	176,022 (a)
Total Wireless Telecommunication Services				3,541,611

Total Communication Services				12,757,107
Consumer Discretionary — 20.8%
Automobile Components — 3.3%
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	531,000	531,775 (b)
See Notes to Schedule of Investments.

Western Asset Global Corporate Opportunity Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 Western Asset Global Corporate Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Automobile Components — continued
American Axle & Manufacturing Inc., Senior Notes	5.000%	10/1/29	650,000	$597,021 (b)
Clarios Global LP/Clarios US Finance Co., Senior Secured Notes	6.750%	2/15/30	220,000	223,653 (a)
Garrett Motion Holdings Inc./Garrett LX I Sarl, Senior Notes	7.750%	5/31/32	260,000	265,121 (a)
JB Poindexter & Co. Inc., Senior Notes	8.750%	12/15/31	850,000	906,382 (a)(b)
ZF North America Capital Inc., Senior Notes	7.125%	4/14/30	430,000	430,306 (a)(b)
Total Automobile Components				2,954,258
Automobiles — 1.5%
Ford Motor Credit Co. LLC, Senior Notes	7.350%	3/6/30	750,000	796,233 (b)
Nissan Motor Acceptance Co. LLC, Senior Notes	2.750%	3/9/28	520,000	473,335 (a)(b)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	110,000	109,586 (a)
Total Automobiles				1,379,154
Broadline Retail — 2.1%
Amazon.com Inc., Senior Notes	2.100%	5/12/31	550,000	471,187 (b)
Marks & Spencer PLC, Senior Notes	7.125%	12/1/37	980,000	1,040,116 (a)(b)
Prosus NV, Senior Notes	4.193%	1/19/32	400,000	354,517 (b)(c)
Total Broadline Retail				1,865,820
Distributors — 0.7%
Ritchie Bros Holdings Inc., Senior Notes	7.750%	3/15/31	610,000	643,076 (a)(b)
Diversified Consumer Services — 0.5%
Carriage Services Inc., Senior Notes	4.250%	5/15/29	270,000	247,905 (a)
WW International Inc., Senior Secured Notes	4.500%	4/15/29	750,000	154,515 (a)
Total Diversified Consumer Services				402,420
Hotels, Restaurants & Leisure — 10.1%
Caesars Entertainment Inc., Senior Secured Notes	6.500%	2/15/32	310,000	314,054 (a)(b)
Carnival Corp., Senior Notes	7.625%	3/1/26	260,000	260,612 (a)
Carnival Corp., Senior Notes	6.125%	2/15/33	460,000	461,427 (a)(d)
Carnival PLC, Senior Notes	1.000%	10/28/29	1,150,000 EUR	1,055,141 (b)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	650,000	655,362 (a)
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	530,000	493,476 (b)
Marston’s Issuer PLC, Secured Notes (SONIA + 2.669%)	7.399%	7/16/35	1,068,000 GBP	1,146,081 (c)(e)
NCL Corp. Ltd., Senior Notes	5.875%	3/15/26	52,000	52,223 (a)
NCL Corp. Ltd., Senior Notes	7.750%	2/15/29	460,000	489,010 (a)(b)
NCL Corp. Ltd., Senior Notes	6.750%	2/1/32	920,000	934,940 (a)
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	180,000	191,247 (a)
NCL Finance Ltd., Senior Notes	6.125%	3/15/28	160,000	161,717 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	7/15/27	430,000	430,386 (a)(b)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	610,000	612,188 (a)(b)
Sands China Ltd., Senior Notes	2.850%	3/8/29	600,000	538,423
Sands China Ltd., Senior Notes	3.250%	8/8/31	500,000	429,460
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	200,000	193,141 (a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	590,000	549,918 (a)
Total Hotels, Restaurants & Leisure				8,968,806
Household Durables — 0.4%
Lennar Corp., Senior Notes	5.000%	6/15/27	238,000	238,755 (b)
Newell Brands Inc., Senior Notes	6.375%	5/15/30	150,000	152,250
Total Household Durables				391,005
See Notes to Schedule of Investments.

Western Asset Global Corporate Opportunity Fund Inc. 2025 Quarterly Report

 Western Asset Global Corporate Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Specialty Retail — 2.0%
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	11.500%	8/15/29	560,000	$572,600 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.750%	1/15/32	270,000	239,117 (a)(b)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	80,000	62,287 (a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	6.750%	3/1/32	400,000	403,323 (b)
Upbound Group Inc., Senior Notes	6.375%	2/15/29	500,000	490,393 (a)
Total Specialty Retail				1,767,720
Textiles, Apparel & Luxury Goods — 0.2%
Saks Global Enterprises LLC, Senior Secured Notes	11.000%	12/15/29	210,000	201,261 (a)

Total Consumer Discretionary				18,573,520
Consumer Staples — 1.8%
Beverages — 0.9%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.700%	2/1/36	830,000	785,153
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	60,000	60,070
Total Beverages				845,223
Food Products — 0.6%
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl, Senior Notes	3.750%	12/1/31	300,000	268,730 (b)
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	180,000	173,182 (b)
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	50,000	47,014 (b)
Total Food Products				488,926
Tobacco — 0.3%
Altria Group Inc., Senior Notes	2.450%	2/4/32	150,000	123,860
Reynolds American Inc., Senior Notes	5.850%	8/15/45	140,000	133,269
Total Tobacco				257,129

Total Consumer Staples				1,591,278
Energy — 19.4%
Energy Equipment & Services — 0.3%
Noble Finance II LLC, Senior Notes	8.000%	4/15/30	280,000	285,118 (a)
Oil, Gas & Consumable Fuels — 19.1%
Cheniere Energy Partners LP, Senior Notes	4.000%	3/1/31	250,000	231,579 (b)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	140,000	136,740 (b)
Crescent Energy Finance LLC, Senior Notes	7.625%	4/1/32	330,000	332,548 (a)(b)
Devon Energy Corp., Senior Notes	5.600%	7/15/41	400,000	368,626
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	320,000	298,916 (b)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	3,000,000	2,117,831
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	240,000	236,862 (e)(f)
EQM Midstream Partners LP, Senior Notes	4.500%	1/15/29	102,000	98,412 (a)
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/30	420,000	452,719 (a)(b)
EQT Corp., Senior Notes	3.900%	10/1/27	400,000	389,547 (b)
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	8.375%	11/1/33	260,000	271,554 (a)(b)
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	1,000,000	831,394 (a)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	200,000	224,343 (a)(b)
Occidental Petroleum Corp., Senior Notes	4.400%	8/15/49	260,000	181,981 (b)
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	300,000	300,913 (a)(b)
See Notes to Schedule of Investments.

Western Asset Global Corporate Opportunity Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 Western Asset Global Corporate Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	110,000	$106,199
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	830,000	634,085 (a)
Petroleos Mexicanos, Senior Notes	6.500%	6/2/41	750,000	526,176 (b)
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	540,000	334,455 (b)
Range Resources Corp., Senior Notes	4.875%	5/15/25	290,000	290,065 (b)
Range Resources Corp., Senior Notes	8.250%	1/15/29	180,000	185,363 (b)
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	220,000	220,250 (a)
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.000%	3/15/27	640,000	642,157 (b)
Southern Natural Gas Co. LLC, Senior Notes	4.800%	3/15/47	800,000	668,651 (a)(b)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	130,000	130,919
Tengizchevroil Finance Co. International Ltd., Senior Secured Notes	3.250%	8/15/30	450,000	383,740 (a)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	584,000	574,862 (a)(b)
Venture Global LNG Inc., Junior Subordinated Notes (9.000% to 9/30/29 then 5 year Treasury Constant Maturity Rate + 5.440%)	9.000%	9/30/29	1,590,000	1,657,906 (a)(b)(e)(f)
Venture Global LNG Inc., Senior Secured Notes	9.875%	2/1/32	60,000	66,087 (a)
Vermilion Energy Inc., Senior Notes	7.250%	2/15/33	100,000	99,557 (a)(d)
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	905,000	853,237 (b)
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	250,000	212,596 (b)
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	2,770,000	2,383,273 (g)
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	140,000	155,318
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	450,000	436,831 (b)
Total Oil, Gas & Consumable Fuels				17,035,692

Total Energy				17,320,810
Financials — 29.7%
Banks — 16.9%
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.625% to 1/24/32 then 10 year Treasury Constant Maturity Rate + 5.034%)	6.625%	1/24/32	550,000	492,169 (a)(e)(f)
Banco Santander SA, Subordinated Notes (5.750% to 8/23/28 then EUR 5 year Swap Rate + 2.850%)	5.750%	8/23/33	400,000 EUR	443,377 (b)(c)(e)
Bank of America Corp., Junior Subordinated Notes (5.875% to 3/15/28 then 3 mo. Term SOFR + 3.193%)	5.875%	3/15/28	910,000	913,715 (b)(e)(f)
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	500,000	496,598 (b)
Bank of Nova Scotia, Senior Notes	2.450%	2/2/32	400,000	336,746
Barclays PLC, Subordinated Notes	5.200%	5/12/26	200,000	200,523 (b)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	680,000	665,884 (b)(e)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	500,000	502,182 (a)(b)(e)
BNP Paribas SA, Subordinated Notes (4.375% to 3/1/28 then USD 5 year ICE Swap Rate + 1.483%)	4.375%	3/1/33	300,000	288,023 (a)(e)
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	2,000,000	1,953,393 (b)
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	750,000	748,065
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	560,000	573,300 (a)(b)(e)(f)
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	500,000	494,614 (a)(e)
See Notes to Schedule of Investments.

Western Asset Global Corporate Opportunity Fund Inc. 2025 Quarterly Report

 Western Asset Global Corporate Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Danske Bank A/S, Subordinated Notes (4.625% to 5/14/29 then EURIBOR 5 year ICE Swap Rate + 1.950%)	4.625%	5/14/34	400,000 EUR	$431,032 (c)(e)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	1,320,000	1,320,844 (b)(e)(f)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	640,000	641,103 (a)(b)
JPMorgan Chase & Co., Junior Subordinated Notes (6.500% to 4/1/30 then 5 year Treasury Constant Maturity Rate + 2.152%)	6.500%	4/1/30	200,000	202,718 (d)(e)(f)
JPMorgan Chase & Co., Senior Notes (2.580% to 4/22/31 then 3 mo. Term SOFR + 1.250%)	2.580%	4/22/32	2,000,000	1,731,549 (e)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	300,000	303,706 (e)(f)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	1,150,000	1,208,261 (e)(f)(g)
PNC Financial Services Group Inc., Senior Notes	2.550%	1/22/30	850,000	759,422 (b)
Truist Financial Corp., Senior Notes (5.711% to 1/24/34 then SOFR + 1.922%)	5.711%	1/24/35	400,000	404,120 (b)(e)
Total Banks				15,111,344
Capital Markets — 6.3%
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	700,000	622,143 (b)(e)(f)
Credit Suisse AG AT1 Claim	—	—	3,900,000	0 *(h)(i)(j)
Goldman Sachs Group Inc., Senior Notes (2.640% to 2/24/27 then SOFR + 1.114%)	2.640%	2/24/28	2,500,000	2,392,208 (e)(g)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	900,000	804,695 (b)(e)
State Street Corp., Senior Notes	3.550%	8/18/25	500,000	497,722 (b)
UBS Group AG, Junior Subordinated Notes (6.875% to 8/7/25 then USD 5 year ICE Swap Rate + 4.590%)	6.875%	8/7/25	860,000	865,874 (b)(c)(e)(f)
UBS Group AG, Senior Notes	4.875%	5/15/45	470,000	423,528 (b)
Total Capital Markets				5,606,170
Financial Services — 5.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.400%	10/29/33	3,500,000	2,989,011 (g)
GE Capital International Funding Co. Unlimited Co., Senior Notes	3.373%	11/15/25	350,000	346,048 (b)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	770,000	796,373 (a)(b)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	6.375%	2/1/30	400,000	366,972 (a)(b)
Total Financial Services				4,498,404
Insurance — 1.0%
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, Senior Notes	7.875%	11/1/29	260,000	262,387 (a)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	100,000	109,488 (a)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Subordinated Notes (3.250% to 5/26/29 then 3 mo. EURIBOR + 3.400%)	3.250%	5/26/49	500,000 EUR	515,438 (b)(c)(e)
Total Insurance				887,313
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Starwood Property Trust Inc., Senior Notes	7.250%	4/1/29	340,000	351,640 (a)(b)

Total Financials				26,454,871
See Notes to Schedule of Investments.

Western Asset Global Corporate Opportunity Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 Western Asset Global Corporate Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care — 11.2%
Biotechnology — 0.6%
Amgen Inc., Senior Notes	5.150%	3/2/28	300,000	$303,431
Amgen Inc., Senior Notes	2.450%	2/21/30	300,000	266,904 (b)
Total Biotechnology				570,335
Health Care Equipment & Supplies — 0.7%
Becton Dickinson & Co., Senior Notes	3.700%	6/6/27	150,000	146,849
Becton Dickinson & Co., Senior Notes	4.685%	12/15/44	500,000	436,233
Total Health Care Equipment & Supplies				583,082
Health Care Providers & Services — 6.6%
Centene Corp., Senior Notes	3.375%	2/15/30	1,060,000	950,479 (b)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	450,000	464,050 (a)(b)
CVS Health Corp., Senior Notes	3.250%	8/15/29	500,000	459,761 (b)
CVS Health Corp., Senior Notes	5.250%	2/21/33	400,000	388,665 (b)
HCA Inc., Senior Notes	3.500%	9/1/30	750,000	685,577 (b)
Humana Inc., Senior Notes	5.875%	3/1/33	200,000	202,645 (b)
LifePoint Health Inc., Senior Secured Notes	4.375%	2/15/27	380,000	379,990 (a)
Sotera Health Holdings LLC, Senior Secured Notes	7.375%	6/1/31	460,000	468,954 (a)(b)
Tenet Healthcare Corp., Secured Notes	6.250%	2/1/27	160,000	160,443 (b)
Tenet Healthcare Corp., Senior Notes	6.125%	10/1/28	440,000	440,581 (b)
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	1,500,000	1,299,901 (b)
Total Health Care Providers & Services				5,901,046
Pharmaceuticals — 3.3%
Endo Finance Holdings Inc., Senior Secured Notes	8.500%	4/15/31	470,000	503,325 (a)(b)
Par Pharmaceutical Inc., Escrow	—	—	500,000	0 *(a)(h)(i)(j)
Pfizer Inc., Senior Notes	3.000%	12/15/26	1,000,000	974,787 (b)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	890,000	863,002 (b)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	450,000	440,611 (b)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	200,000	146,360
Total Pharmaceuticals				2,928,085

Total Health Care				9,982,548
Industrials — 13.8%
Aerospace & Defense — 0.9%
Avolon Holdings Funding Ltd., Senior Notes	2.750%	2/21/28	600,000	559,499 (a)(b)
Boeing Co., Senior Notes	3.625%	2/1/31	300,000	274,269 (b)
Total Aerospace & Defense				833,768
Building Products — 1.7%
GUSAP III LP, Senior Notes	7.250%	4/16/44	840,000	911,928 (a)(b)
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	620,000	622,319 (a)(d)
Total Building Products				1,534,247
Commercial Services & Supplies — 1.7%
CoreCivic Inc., Senior Notes	4.750%	10/15/27	60,000	58,515 (b)
CoreCivic Inc., Senior Notes	8.250%	4/15/29	410,000	433,876 (b)
GEO Group Inc., Senior Notes	10.250%	4/15/31	700,000	767,065 (b)
GEO Group Inc., Senior Secured Notes	8.625%	4/15/29	80,000	84,521
GFL Environmental Inc., Senior Secured Notes	6.750%	1/15/31	180,000	186,958 (a)
Total Commercial Services & Supplies				1,530,935
See Notes to Schedule of Investments.

Western Asset Global Corporate Opportunity Fund Inc. 2025 Quarterly Report

 Western Asset Global Corporate Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Construction & Engineering — 0.3%
Brundage-Bone Concrete Pumping Holdings Inc., Senior Secured Notes	7.500%	2/1/32	70,000	$70,930 (a)
Tutor Perini Corp., Senior Notes	11.875%	4/30/29	190,000	212,336 (a)
Total Construction & Engineering				283,266
Ground Transportation — 0.2%
Carriage Purchaser Inc., Senior Notes	7.875%	10/15/29	214,000	198,746 (a)
Machinery — 1.8%
Cellnex Finance Co. SA, Senior Notes	2.000%	2/15/33	1,500,000 EUR	1,395,619 (b)(c)
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	200,000	198,624
Total Machinery				1,594,243
Passenger Airlines — 4.5%
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	580,000	611,424 (a)
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	2,490,000	2,500,226 (a)(g)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	150,000	149,091 (a)(b)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	399,999	331,777 *(a)(k)
United Airlines Pass-Through Trust	4.875%	1/15/26	391,680	389,827 (b)
Total Passenger Airlines				3,982,345
Professional Services — 0.8%
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	660,000	680,204 (a)
Trading Companies & Distributors — 1.9%
Air Lease Corp., Senior Notes	3.375%	7/1/25	200,000	198,781 (b)
Air Lease Corp., Senior Notes	5.100%	3/1/29	500,000	502,123 (b)
Ashtead Capital Inc., Senior Notes	2.450%	8/12/31	710,000	596,837 (a)(b)
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	377,000	377,057 (b)
Total Trading Companies & Distributors				1,674,798

Total Industrials				12,312,552
Information Technology — 3.0%
Communications Equipment — 1.1%
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	1,020,000	915,530 (a)(b)
Viasat Inc., Senior Notes	7.500%	5/30/31	130,000	93,795 (a)
Total Communications Equipment				1,009,325
Electronic Equipment, Instruments & Components — 0.4%
EquipmentShare.com Inc., Secured Notes	8.625%	5/15/32	170,000	181,405 (a)
EquipmentShare.com Inc., Senior Secured Notes	8.000%	3/15/33	130,000	135,275 (a)
Total Electronic Equipment, Instruments & Components				316,680
IT Services — 0.3%
Amentum Holdings Inc., Senior Notes	7.250%	8/1/32	300,000	304,392 (a)(b)
Software — 0.5%
Cloud Software Group Inc., Senior Secured Notes	8.250%	6/30/32	440,000	457,666 (a)(b)
Technology Hardware, Storage & Peripherals — 0.7%
Diebold Nixdorf Inc., Senior Secured Notes	7.750%	3/31/30	140,000	145,276 (a)
Western Digital Corp., Senior Notes	4.750%	2/15/26	440,000	437,705 (b)
Total Technology Hardware, Storage & Peripherals				582,981

Total Information Technology				2,671,044
Materials — 6.9%
Chemicals — 1.9%
OCP SA, Senior Notes	6.750%	5/2/34	1,220,000	1,244,391 (a)
See Notes to Schedule of Investments.

Western Asset Global Corporate Opportunity Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 Western Asset Global Corporate Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Chemicals — continued
Orbia Advance Corp. SAB de CV, Senior Notes	1.875%	5/11/26	450,000	$429,750 (a)(b)
Total Chemicals				1,674,141
Construction Materials — 0.5%
Smyrna Ready Mix Concrete LLC, Senior Secured Notes	8.875%	11/15/31	400,000	426,788 (a)(b)
Metals & Mining — 3.8%
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	150,000	160,942 (b)
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	460,000	486,716 (a)
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	200,000	205,417 (a)
Freeport Indonesia PT, Senior Notes	5.315%	4/14/32	350,000	344,596 (a)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	60,000	55,851 (b)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	1,280,000	1,162,609 (b)
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	200,000	195,372
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	750,000	800,228 (b)
Total Metals & Mining				3,411,731
Paper & Forest Products — 0.7%
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	750,000	668,133 (b)

Total Materials				6,180,793
Real Estate — 1.9%
Diversified REITs — 0.1%
MPT Operating Partnership LP/MPT Finance Corp., Senior Secured Notes	8.500%	2/15/32	80,000	81,341 (a)(d)
Health Care REITs — 0.1%
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	80,000	61,706
Hotel & Resort REITs — 0.5%
Service Properties Trust, Senior Notes	8.875%	6/15/32	440,000	428,736 (b)
Real Estate Management & Development — 1.2%
Blackstone Property Partners Europe Holdings Sarl, Senior Notes	1.625%	4/20/30	500,000 EUR	465,144 (b)(c)
Country Garden Holdings Co. Ltd., Senior Secured Notes	—	1/27/24	750,000	75,000 *(c)(l)
Cushman & Wakefield US Borrower LLC, Senior Secured Notes	8.875%	9/1/31	140,000	150,914 (a)
P3 Group Sarl, Senior Notes	4.625%	2/13/30	400,000 EUR	430,020 (c)
Total Real Estate Management & Development				1,121,078

Total Real Estate				1,692,861
Utilities — 3.9%
Electric Utilities — 3.1%
Comision Federal de Electricidad, Senior Notes	3.348%	2/9/31	1,000,000	838,203 (a)(b)
Electricite de France SA, Senior Notes	1.000%	11/29/33	900,000 EUR	760,826 (b)(c)
Enel Finance International NV, Senior Notes	2.875%	4/11/29	600,000 GBP	689,603 (b)(c)
Pacific Gas and Electric Co., First Mortgage Bonds	6.950%	3/15/34	200,000	212,714 (b)
Vistra Operations Co. LLC, Senior Notes	7.750%	10/15/31	300,000	316,971 (a)(b)
Total Electric Utilities				2,818,317
Independent Power and Renewable Electricity Producers — 0.8%
Lightning Power LLC, Senior Secured Notes	7.250%	8/15/32	300,000	310,075 (a)(b)
Minejesa Capital BV, Senior Secured Notes	4.625%	8/10/30	386,820	379,400 (a)(b)
Total Independent Power and Renewable Electricity Producers				689,475

Total Utilities				3,507,792
Total Corporate Bonds & Notes (Cost — $109,851,469)				113,045,176
See Notes to Schedule of Investments.

Western Asset Global Corporate Opportunity Fund Inc. 2025 Quarterly Report

 Western Asset Global Corporate Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Sovereign Bonds — 11.1%
Angola — 0.7%

Angolan Government International Bond, Senior Notes	8.000%	11/26/29	700,000	$632,695 (a)
Argentina — 0.5%

Provincia de Cordoba, Senior Notes	6.990%	6/1/27	480,000	456,096 (a)
Brazil — 0.1%

Brazil Letras do Tesouro Nacional	0.000%	1/1/26	344,000 BRL	51,863
Colombia — 1.3%

Colombia Government International Bond, Senior Notes	3.250%	4/22/32	1,500,000	1,161,305
Indonesia — 2.4%
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	1,110,000	1,071,308 (b)
Indonesia Treasury Bond	6.875%	4/15/29	17,850,000,000 IDR	1,093,703
Total Indonesia				2,165,011
Jordan — 0.3%

Jordan Government International Bond, Senior Notes	7.750%	1/15/28	250,000	254,225 (a)
Mexico — 1.8%

Mexico Government International Bond, Senior Notes	4.350%	1/15/47	2,250,000	1,579,061 (b)
Panama — 0.7%

Panama Government International Bond, Senior Notes	4.500%	5/15/47	1,000,000	659,473
Philippines — 0.4%

Philippine Government International Bond, Senior Notes	3.200%	7/6/46	500,000	344,359
Poland — 1.0%

Republic of Poland Government Bond	1.250%	10/25/30	4,800,000 PLN	936,038
Qatar — 0.5%

Qatar Government International Bond, Senior Notes	3.750%	4/16/30	500,000	477,043 (a)
Saudi Arabia — 0.6%

Saudi Government International Bond, Senior Notes	4.000%	4/17/25	500,000	499,393 (a)
Uruguay — 0.8%
Uruguay Government International Bond, Senior Notes	9.750%	7/20/33	30,000,000 UYU	694,118

Total Sovereign Bonds (Cost — $10,023,219)				9,910,680
Senior Loans — 9.2%
Consumer Discretionary — 2.8%
Diversified Consumer Services — 0.3%
WW International Inc., Initial Term Loan (3 mo. Term SOFR + 3.762%)	8.052%	4/13/28	1,250,000	286,806 (e)(m)(n)
Hotels, Restaurants & Leisure — 2.5%
Flutter Entertainment Public Ltd. Co., 2024 Term Loan B (3 mo. Term SOFR + 1.750%)	6.079%	11/30/30	888,513	890,419 (e)(m)(n)
Hilton Worldwide Finance LLC, Term Loan B4 (1 mo. Term SOFR + 1.750%)	6.061%	11/8/30	850,000	856,375 (e)(m)(n)
Scientific Games International Inc., Term Loan B2 (1 mo. Term SOFR + 2.250%)	6.551%	4/14/29	485,009	487,689 (e)(m)(n)
Total Hotels, Restaurants & Leisure				2,234,483

Total Consumer Discretionary				2,521,289
Energy — 0.5%
Oil, Gas & Consumable Fuels — 0.5%
Buckeye Partners LP, 2025 Term Loan B6 (1 mo. Term SOFR + 1.750%)	6.062%	11/22/30	496,256	497,651 (e)(m)(n)
See Notes to Schedule of Investments.

Western Asset Global Corporate Opportunity Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 Western Asset Global Corporate Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financials — 3.0%
Consumer Finance — 0.7%
Blackhawk Network Holdings Inc., Term Loan B (1 mo. Term SOFR + 5.000%)	9.312%	3/12/29	159,200	$160,707 (e)(m)(n)
TransUnion Intermediate Holdings Inc., Term Loan B9 (1 mo. Term SOFR + 1.750%)	6.062%	6/24/31	496,253	497,017 (e)(m)(n)
Total Consumer Finance				657,724
Financial Services — 1.7%
Boost Newco Borrower LLC, Term Loan B1 (3 mo. Term SOFR + 2.500%)	6.829%	1/31/31	798,000	802,389 (e)(m)(n)
Citadel Securities LP, 2024 Term Loan Facility (3 mo. Term SOFR + 2.000%)	6.329%	10/31/31	713,302	718,085 (e)(m)(n)
Total Financial Services				1,520,474
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Starwood Property Mortgage LLC, Term Loan B (1 mo. Term SOFR + 2.250%)	6.562%	11/18/27	494,971	496,674 (e)(m)(n)

Total Financials				2,674,872
Health Care — 0.6%
Life Sciences Tools & Services — 0.6%
IQVIA Inc., Term Loan B4 (3 mo. Term SOFR + 2.000%)	6.329%	1/2/31	495,000	499,282 (e)(m)(n)

Industrials — 0.6%
Passenger Airlines — 0.6%
Delta Air Lines Inc., Initial Term Loan (3 mo. Term SOFR + 3.750%)	8.043%	10/20/27	354,152	361,170 (e)(m)(n)
Spirit Airlines Inc., Term Loan (1 mo. Term SOFR + 7.000%)	11.302%	11/18/25	154,747	155,617 (e)(m)(n)

Total Industrials				516,787
Information Technology — 1.0%
Electronic Equipment, Instruments & Components — 1.0%
Coherent Corp., Term Loan B2 (1 mo. Term SOFR + 2.000%)	6.312%	7/2/29	868,222	873,513 (e)(m)(n)

Utilities — 0.7%
Electric Utilities — 0.7%
Vistra Operations Co. LLC, 2018 Incremental Term Loan (1 mo. Term SOFR + 1.750%)	6.062%	12/20/30	590,260	591,847 (e)(m)(n)

Total Senior Loans (Cost — $8,862,944)				8,175,241
Asset-Backed Securities — 7.0%
AGL CLO Ltd., 2024-35A E (3 mo. Term SOFR + 5.150%)	9.662%	1/21/38	120,000	121,804 (a)(e)
AMMC CLO Ltd., 2021-24A ER (3 mo. Term SOFR + 6.500%)	10.793%	1/20/35	220,000	224,349 (a)(e)
Apidos CLO Ltd., 2024-50A E (3 mo. Term SOFR + 5.100%)	9.467%	1/20/38	190,000	191,927 (a)(e)
Bain Capital Credit CLO Ltd., 2020-3A DRR (3 mo. Term SOFR + 3.100%)	7.390%	10/23/34	240,000	241,385 (a)(e)
Bear Mountain Park CLO Ltd., 2022-1A ER (3 mo. Term SOFR + 5.950%)	10.252%	7/15/37	290,000	297,436 (a)(e)
CIFC Funding Ltd., 2022-2A ER (3 mo. Term SOFR + 4.750%)	9.052%	4/19/35	110,000	110,550 (a)(d)(e)
Elevation CLO Ltd., 2016-5A ERR (3 mo. Term SOFR + 7.580%)	11.893%	1/25/38	290,000	291,450 (a)(e)
GoldenTree Loan Management US CLO Ltd., 2020-8A ERR (3 mo. Term SOFR + 5.750%)	10.043%	10/20/34	280,000	280,716 (a)(e)
GoldenTree Loan Management US CLO Ltd., 2022-16A DRR (3 mo. Term SOFR + 2.400%)	6.716%	1/20/38	460,000	460,000 (d)(e)
Magnetite Ltd., 2020-26A ER2 (3 mo. Term SOFR + 4.700%)	9.002%	1/25/38	390,000	391,950 (a)(d)(e)
Mountain View CLO Ltd., 2022-1A DR (3 mo. Term SOFR + 4.190%)	8.492%	4/15/34	130,000	131,909 (a)(e)
Nassau Ltd., 2021-IA DR (3 mo. Term SOFR + 3.600%)	7.893%	8/26/34	350,000	350,000 (a)(e)
Oaktree CLO Ltd., 2022-2A D1R2 (3 mo. Term SOFR + 3.250%)	7.552%	10/15/37	240,000	243,654 (a)(e)
Ocean Trails CLO Ltd., 2024-16A E (3 mo. Term SOFR + 6.690%)	11.251%	1/20/38	150,000	153,712 (a)(e)
See Notes to Schedule of Investments.

Western Asset Global Corporate Opportunity Fund Inc. 2025 Quarterly Report

 Western Asset Global Corporate Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Ocean Trails CLO Ltd., 2023-14A ER (3 mo. Term SOFR + 6.340%)	10.633%	1/20/38	350,000	$352,718 (a)(e)
Octagon Investment Partners Ltd., 2018-1A C (3 mo. Term SOFR + 2.862%)	7.155%	1/20/31	250,000	250,930 (a)(e)
OHA Credit Funding Ltd., 2022-11A D1R (3 mo. Term SOFR + 2.850%)	7.143%	7/19/37	150,000	151,723 (a)(e)
Palmer Square CLO Ltd., 2022-3A D1R (3 mo. Term SOFR + 2.950%)	7.243%	7/20/37	100,000	102,081 (a)(e)
PPM CLO Ltd., 2025-8A D1 (3 mo. Term SOFR + 3.000%)	7.302%	4/20/38	340,000	341,409 (a)(d)(e)
RAD CLO Ltd., 2023-21A D1R (3 mo. Term SOFR + 2.600%)	6.902%	1/25/37	420,000	421,575 (a)(d)(e)
Sycamore Tree CLO Ltd., 2024-5A D1 (3 mo. Term SOFR + 4.250%)	8.543%	4/20/36	290,000	293,387 (a)(e)
TCW CLO Ltd., 2020-1A DR3 (3 mo. Term SOFR + 3.400%)	7.693%	4/20/34	400,000	399,982 (a)(e)
Trinitas CLO Ltd., 2024-27A D1 (3 mo. Term SOFR + 4.300%)	8.593%	4/18/37	100,000	102,666 (a)(e)
Warwick Capital CLO Ltd., 2024-3A D (3 mo. Term SOFR + 4.500%)	8.793%	4/20/37	100,000	102,384 (a)(e)
Whitebox CLO Ltd., 2020-2A E1R2 (3 mo. Term SOFR + 5.750%)	10.047%	10/24/37	210,000	213,950 (a)(e)

Total Asset-Backed Securities (Cost — $6,176,739)				6,223,647
Collateralized Mortgage Obligations(o) — 5.8%
Citigroup Commercial Mortgage Trust, 2015-P1 D	3.225%	9/15/48	630,000	579,381 (a)
CSAIL Commercial Mortgage Trust, 2015-C3 C	4.357%	8/15/48	600,000	519,111 (e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2020-DNA6 B1 (30 Day Average SOFR + 3.000%)	7.351%	12/25/50	440,000	476,207 (a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA2 M1B (30 Day Average SOFR + 2.400%)	6.751%	2/25/42	225,000	230,636 (a)(e)
Federal National Mortgage Association (FNMA) — CAS, 2021-R03 1M2 (30 Day Average SOFR + 1.650%)	6.001%	12/25/41	390,000	393,386 (a)(e)
Federal National Mortgage Association (FNMA) — CAS, 2023-R06 1M2 (30 Day Average SOFR + 2.700%)	7.051%	7/25/43	790,000	820,364 (a)(e)
Federal National Mortgage Association (FNMA) — CAS, 2024-R02 1M2 (30 Day Average SOFR + 1.800%)	6.151%	2/25/44	730,000	740,193 (a)(e)
JPMorgan Mortgage Trust, 2005-A5 1A2	5.078%	8/25/35	24,736	23,439 (e)
Morgan Stanley Capital I Trust, 2015-UBS8 C	4.577%	12/15/48	580,000	531,807 (e)
Morgan Stanley Capital I Trust, 2016-BNK2 B	3.485%	11/15/49	610,000	517,183
UBS Commercial Mortgage Trust, 2018-C15 C	5.138%	12/15/51	405,000	375,178 (e)

Total Collateralized Mortgage Obligations (Cost — $4,876,291)				5,206,885
			Shares
Common Stocks — 0.1%
Health Care — 0.1%
Pharmaceuticals — 0.1%
Endo Inc. (Cost — $74,455)			2,996	79,094 *
	Rate
Preferred Stocks — 0.0%††
Financials — 0.0%††
Mortgage Real Estate Investment Trusts (REITs) — 0.0%††
AGNC Investment Corp., Non Voting Shares (6.125% to 4/15/25 then 3 mo. USD LIBOR + 4.697%)	6.125%		346	8,557 (e)
Chimera Investment Corp., Non Voting Shares (7.750% to 9/30/25 then 3 mo. USD LIBOR + 4.743%)	7.750%		637	14,753 (e)

Total Preferred Stocks (Cost — $23,134)				23,310
Total Investments before Short-Term Investments (Cost — $139,888,251)				142,664,033
See Notes to Schedule of Investments.

Western Asset Global Corporate Opportunity Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 Western Asset Global Corporate Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value

Short-Term Investments — 0.8%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $728,722)	4.322%	728,722	$728,722 (p)(q)
Total Investments — 160.7% (Cost — $140,616,973)			143,392,755
Liabilities in Excess of Other Assets — (60.7)%			(54,147,250)
Total Net Assets — 100.0%			$89,245,505

†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Directors.

(d)	Securities traded on a when-issued or delayed delivery basis.
(e)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Security has no maturity date. The date shown represents the next call date.
(g)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.
(h)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(i)	Security is valued using significant unobservable inputs (Note 1).
(j)	Value is less than $1.
(k)	The coupon payment on this security is currently in default as of January 31, 2025.
(l)	The maturity principal is currently in default as of January 31, 2025.
(m)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(n)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(o)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(p)	Rate shown is one-day yield as of the end of the reporting period.
(q)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2025, the total market value of investments in Affiliated Companies was $728,722 and the cost was $728,722 (Note 2).

See Notes to Schedule of Investments.

Western Asset Global Corporate Opportunity Fund Inc. 2025 Quarterly Report

 Western Asset Global Corporate Opportunity Fund Inc.
Abbreviation(s) used in this schedule:
BRL	—	Brazilian Real
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
EUR	—	Euro
EURIBOR	—	Euro Interbank Offered Rate
GBP	—	British Pound
ICE	—	Intercontinental Exchange
IDR	—	Indonesian Rupiah
JSC	—	Joint Stock Company
LIBOR	—	London Interbank Offered Rate
PLN	—	Polish Zloty
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Index Average
USD	—	United States Dollar
UYU	—	Uruguayan Peso
At January 31, 2025, the Fund had the following open reverse repurchase agreements:
Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Deutsche Bank AG	4.750%	12/18/2024	3/25/2025	$7,641,950	Corporate Bonds & Notes	$7,978,133
Deutsche Bank AG	5.140%	11/14/2024	2/14/2025	1,035,470	Corporate Bonds & Notes	1,216,950
Royal Bank of Canada	4.750%	1/30/2025	4/30/2025	2,330,263	Corporate Bonds & Notes	2,455,985
				$11,007,683		$11,651,068

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.
**	Including accrued interest.
At January 31, 2025, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	2,940,570	USD	2,050,855	BNP Paribas SA	4/16/25	$(20,782)
GBP	3,443,830	USD	4,245,732	BNP Paribas SA	4/16/25	23,240
EUR	24,297,280	USD	25,135,998	Morgan Stanley & Co. Inc.	4/16/25	163,680
Net unrealized appreciation on open forward foreign currency contracts						$166,138

Abbreviation(s) used in this table:
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
USD	—	United States Dollar
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Global Corporate Opportunity Fund Inc. 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Global Corporate Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland on September 17, 2009, and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its managed assets in a portfolio of U.S. and foreign corporate fixed-income securities of varying maturities.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other

Western Asset Global Corporate Opportunity Fund Inc. 2025 Quarterly Report

relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$26,454,871	$0 *	$26,454,871
Health Care	—	9,982,548	0 *	9,982,548
Other Corporate Bonds & Notes	—	76,607,757	—	76,607,757
Sovereign Bonds	—	9,910,680	—	9,910,680
Senior Loans	—	8,175,241	—	8,175,241
Asset-Backed Securities	—	6,223,647	—	6,223,647
Collateralized Mortgage Obligations	—	5,206,885	—	5,206,885
Common Stocks	$79,094	—	—	79,094
Preferred Stocks	23,310	—	—	23,310
Total Long-Term Investments	102,404	142,561,629	0 *	142,664,033
Short-Term Investments†	728,722	—	—	728,722
Total Investments	$831,126	$142,561,629	$0 *	$143,392,755
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$186,920	—	$186,920
Total	$831,126	$142,748,549	$0 *	$143,579,675
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$20,782	—	$20,782

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2025. The following transactions were

Western Asset Global Corporate Opportunity Fund Inc. 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
effected in such company for the period ended January 31, 2025.

	Affiliate Value at October 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$657,653	$17,569,193	17,569,193	$17,498,124	17,498,124

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$26,335	—	$728,722

Western Asset Global Corporate Opportunity Fund Inc. 2025 Quarterly Report